Short-Term Investments (Details) - USD ($)			3 Months Ended		12 Months Ended
	Nov. 30, 2024	Oct. 30, 2024	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Feb. 14, 2022
Short-Term Investments [Line Items]
Warrants exercised (in Shares)		1
Total proceeds	$ 82,960				$ 78,500
Fair value warrants			$ 415,086	$ 3,498,032
Risk-free rate percentage			4.36%
Share price (in Dollars per share)			$ 1.15
Exercise price (in Dollars per share)			$ 4.38
Excepted life			4.75
Volatility percentage			92.00%
Investment cost			$ 501,938
Changes in fair value amount					$ 7,612
Polyrizon Ltd [Member]
Short-Term Investments [Line Items]
Shares issued (in Shares)		80,000
Medigus Ltd [Member]
Short-Term Investments [Line Items]
Ordinary shares received (in Shares)						27,778
Polyrizon warrants [Member]
Short-Term Investments [Line Items]
Shares issued (in Shares)		240,000
Exercise price (in Dollars per share)		$ 4.38
Warrants expire		Oct. 29, 2029
Fair value warrants			$ 134,723
public offering [Member]
Short-Term Investments [Line Items]
Public offering		$ 350,400